Unaudited Condensed Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Mar. 22, 2021
Balance (in Shares) at Mar. 22, 2021
Issuance of Class B ordinary shares to Sponsor		$ 805	24,195		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,050,000
Sale of 1,060,000 Private Placement Shares	$ 106		10,599,894		10,600,000
Sale of 1,060,000 Private Placement Shares (in Shares)	1,060,000
Accretion of Class A ordinary shares to redemption amount			(17,533,406)	(10,644,761)	(28,178,166)
Proceeds allocated to Public Warrants			7,475,000		7,475,000
Offering costs associated with issuance of Public Warrants			(565,683)		(565,683)
Net loss				(229,230)	(229,230)
Balance at Dec. 31, 2021	$ 106	$ 805		(10,873,991)	(10,873,080)
Balance (in Shares) at Dec. 31, 2021	1,060,000	8,050,000
Accretion of Class A ordinary shares to redemption amount				(23,624)	(23,624)
Net loss				(2,763,995)	(2,763,995)
Balance at Mar. 31, 2022	$ 106	$ 805		(13,661,610)	(13,660,699)
Balance (in Shares) at Mar. 31, 2022	1,060,000	8,050,000
Balance at Dec. 31, 2021	$ 106	$ 805		(10,873,991)	(10,873,080)
Balance (in Shares) at Dec. 31, 2021	1,060,000	8,050,000
Stock compensation			74,503		74,503
Accretion of Class A ordinary shares to redemption amount			(74,503)	(3,309,384)	(3,383,887)
Net loss				(4,625,808)	(4,625,808)
Balance at Dec. 31, 2022	$ 106	$ 805		(18,809,183)	(18,808,272)
Balance (in Shares) at Dec. 31, 2022	1,060,000	8,050,000
Balance at Mar. 31, 2022	$ 106	$ 805		(13,661,610)	(13,660,699)
Balance (in Shares) at Mar. 31, 2022	1,060,000	8,050,000
Accretion of Class A ordinary shares to redemption amount				(316,795)	(316,795)
Net loss				(162,106)	(162,106)
Balance at Jun. 30, 2022	$ 106	$ 805		(14,140,511)	(14,139,600)
Balance (in Shares) at Jun. 30, 2022	1,060,000	8,050,000
Balance at Mar. 31, 2022	$ 106	$ 805		(13,661,610)	(13,660,699)
Balance (in Shares) at Mar. 31, 2022	1,060,000	8,050,000
Net loss					(1,510,951)
Balance at Sep. 30, 2022	$ 106	$ 805		(16,473,759)	(16,472,848)
Balance (in Shares) at Sep. 30, 2022	1,060,000	8,050,000
Balance at Jun. 30, 2022	$ 106	$ 805		(14,140,511)	(14,139,600)
Balance (in Shares) at Jun. 30, 2022	1,060,000	8,050,000
Excess of fair value of Sponsor Class B shares granted to directors			74,503		74,503
Accretion of Class A ordinary shares to redemption amount			(74,503)	(984,403)	(1,058,906)
Net loss				(1,348,845)	(1,348,845)
Balance at Sep. 30, 2022	$ 106	$ 805		(16,473,759)	(16,472,848)
Balance (in Shares) at Sep. 30, 2022	1,060,000	8,050,000
Balance at Dec. 31, 2022	$ 106	$ 805		(18,809,183)	(18,808,272)
Balance (in Shares) at Dec. 31, 2022	1,060,000	8,050,000
Accretion of Class A ordinary shares to redemption amount				(1,549,190)	(1,549,190)
Net loss				(58,851)	(58,851)
Balance at Mar. 31, 2023	$ 106	$ 805		(20,417,224)	(20,416,313)
Balance (in Shares) at Mar. 31, 2023	1,060,000	8,050,000
Accretion of Class A ordinary shares to redemption amount				(891,440)	(891,440)
Net loss				(458,791)	(458,791)
Balance at Jun. 30, 2023	$ 106	$ 805		(21,767,455)	(21,766,544)
Balance (in Shares) at Jun. 30, 2023	1,060,000	8,050,000
Balance at Mar. 31, 2023	$ 106	$ 805		(20,417,224)	(20,416,313)
Balance (in Shares) at Mar. 31, 2023	1,060,000	8,050,000
Net loss					(1,244,689)
Balance at Sep. 30, 2023	$ 106	$ 805		(23,120,579)	(23,119,668)
Balance (in Shares) at Sep. 30, 2023	1,060,000	8,050,000
Balance at Jun. 30, 2023	$ 106	$ 805		(21,767,455)	(21,766,544)
Balance (in Shares) at Jun. 30, 2023	1,060,000	8,050,000
Accretion of Class A ordinary shares to redemption amount				(567,226)	(567,226)
Net loss				(785,898)	(785,898)
Balance at Sep. 30, 2023	$ 106	$ 805		$ (23,120,579)	$ (23,119,668)
Balance (in Shares) at Sep. 30, 2023	1,060,000	8,050,000